Shareholders' equity and share-based payments - Dividend (Details) - € / shares	Feb. 09, 2022	Oct. 27, 2021	Jul. 28, 2021	Apr. 28, 2021
Dividend
Dividend for the 2021 fiscal year, to be submitted at shareholders' meeting (in Euros per share)	€ 2.64
Final dividend proposed by Board of Directors (in Euros per share)	€ 0.66
Dividend recognised (in Euros per share)		€ 0.66	€ 0.66	€ 0.66